1. Significant Accounting Policies (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income, as reported	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 4,825,591	$ 5,124,908
Less: dividends to preferred shareholders									81,250	81,250
Net income available to common shareholders									$ 4,744,341	$ 5,043,658
Weighted average number of common shares used in calculating earnings per share									4,961,972	4,897,281
Earnings per common share	$ 0.24	$ 0.29	$ 0.21	$ 0.22	$ 0.28	$ 0.28	$ 0.26	$ 0.22	$ 0.96	$ 1.03